INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 48,220	$ 26,296
Work in process	92,764	105,564
Finished goods	2,331	5,672
Inventory, net, total	143,315	137,532
Aggregate inventory write-downs	$ 1,352	$ 1,391